Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Completed Development Technology	Product development in progress	Intellectual property and patents registration	Software	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2024	2,996	1,346	1,911	190	6,443
Additions – other*	2	110	-	-	112
Transfer during the year	685	(685)	-	-	-
At June 30, 2024	3,683	771	1,910	190	6,554

Amortisation & impairment
At January 1, 2024	(1,321)	-	(3)	(43)	(1,367)
Amortisation charge	(552)	-	(1)	(9)	(562)
At June 30, 2024	(1,873)	-	(4)	(52)	(1,929)

Net book value
At June 30, 2024	1,810	771	1,907	138	4,625

2023
Cost
At January 1, 2023	2,995	717	1,911	80	5,703
Additions – other*	2	629		109	740
At December 31, 2023	2,996	1,346	1,911	190	6,443

Amortisation
At January 1, 2023	(330)	-	(2)	(20)	(352)
Amortisation charge	(990)		(1)	(23)	(1,014)
At December 31, 2023	(1,321)	-	(3)	(43)	(1,367)

Net book value
At January 1, 2023	2,664	717	1,908	60	5,350
At December 31, 2023	1,676	1,346	1,907	147	5,076